================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07760

                        KEELEY Small Cap Value Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

      John L. Keeley, Jr.                         Copy to:
      Keeley Asset Management Corp.               Stephen E. Goodman
      401 South LaSalle Street                    Meltzer Purtill & Stelle LLC
      Suite 1201                                  1515 East Woodfield Road
      Chicago, Illinois 60605                     Schaumburg, Illinois  60173
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000

                      Date of fiscal year end: September 30
                   Date of reporting period: December 31, 2005

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               COMMON STOCKS                                   98.09%
               Aerospace/Defense                                1.40%
     426,000   GenCorp, Inc.*                                           $     7,561,500
      70,500   Moog, Inc., Class B*                                           1,995,150
     208,500   Teledyne Technologies, Inc.*                                   6,067,350
                                                                        ---------------
                                                                             15,624,000
                                                                        ---------------
               Auto Parts and Equipment                         0.58%
     332,500   Tenneco Automotive, Inc.*                                      6,520,325
                                                                        ---------------
               Banks                                            1.04%
     250,000   BankFinancial Corp.*                                           3,670,000
      94,000   PrivateBancorp, Inc.                                           3,343,580
      83,000   Wintrust Financial Corp.                                       4,556,700
                                                                        ---------------
                                                                             11,570,280
                                                                        ---------------
               Building Materials                               1.72%
     246,000   Ready Mix, Inc.*                                               3,370,200
     174,000   Texas Industries, Inc.                                         8,672,160
     760,000   U.S. Concrete, Inc.*                                           7,204,800
                                                                        ---------------
                                                                             19,247,160
                                                                        ---------------
               Chemicals                                        0.29%
     250,000   Tronox Inc.                                                    3,267,500
                                                                        ---------------
               Coal                                             2.42%
     302,500   Alpha Natural Resources, Inc.*                                 5,811,025
     227,500   Foundation Coal Holdings, Inc.                                 8,645,000
     167,000   James River Coal Co.*                                          6,379,400
     162,000   Massey Energy Co.                                              6,134,940
                                                                        ---------------
                                                                             26,970,365
                                                                        ---------------
               Commercial Services                              4.42%
     300,000   Adesa, Inc.                                                    7,326,000
     650,000   Cenveo, Inc.*                                                  8,554,000
     115,000   Interactive Data Corp.                                         2,611,650
     327,500   Mac-Gray Corp.*                                                3,815,375
     367,500   Midas, Inc.*                                                   6,747,300
     280,000   PHH Corp.*                                                     7,845,600
     261,000   Standard Parking Corp.*                                        5,099,940
     332,500   Wright Express Corp.*                                          7,315,000
                                                                        ---------------
                                                                             49,314,865
                                                                        ---------------
               Distribution/Wholesale                           1.28%
     205,000   LKQ Corp.*                                                     7,097,100
     168,000   WESCO International, Inc.*                                     7,178,640
                                                                        ---------------
                                                                             14,275,740
                                                                        ---------------
               Diversified Financial Services                   4.50%
     307,500   BKF Capital Group, Inc.                                        5,827,125
     720,187   Epoch Holding Corp.*                                           4,249,103
      65,000   Jefferies Group, Inc.                                          2,923,700
     690,000   LaBranche & Co., Inc.*                                         6,975,900
     640,000   MarketAxess Holdings, Inc.*                                    7,315,200
     212,500   Piper Jaffray Cos.*                                            8,585,000
     387,500   SWS Group, Inc.                                                8,114,250
     875,000   Van der Moolen Holding N.V. ADR                                6,247,500
                                                                        ---------------
                                                                             50,237,778
                                                                        ---------------

                      See notes to Schedule of Investments.


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               Electric                                         2.85%
     210,500   Allegheny Energy, Inc.*                                  $     6,662,325
   1,085,000   Aquila, Inc.*                                                  3,906,000
     210,000   Centerpoint Energy, Inc.                                       2,698,500
     275,000   CMS Energy Corp.*                                              3,990,250
     180,000   Duquesne Light Holdings, Inc.                                  2,937,600
   1,215,000   Dynegy Inc.*                                                   5,880,600
     166,000   Florida Public Utilities Co.                                   2,265,900
     160,000   Westar Energy, Inc.                                            3,440,000
                                                                        ---------------
                                                                             31,781,175
                                                                        ---------------
               Electrical Components & Equipment                2.01%
     430,000   General Cable Corp.*                                           8,471,000
     307,500   The Lamson & Sessions Co.*                                     7,693,650
     312,500   Superior Essex, Inc.*                                          6,300,000
                                                                        ---------------
                                                                             22,464,650
                                                                        ---------------
               Electronics                                      2.25%
     257,500   Brady Corp., Class A                                           9,316,350
     201,000   Thomas & Betts Corp.*                                          8,433,960
     244,000   Watts Water Technologies, Inc.                                 7,390,760
                                                                        ---------------
                                                                             25,141,070
                                                                        ---------------
               Energy - Alternate Sources                       2.22%
     687,000   Covanta Holding Corp.*                                        10,346,220
     230,000   Headwaters, Inc.*                                              8,151,200
     370,000   KFX, Inc.*                                                     6,330,700
                                                                        ---------------
                                                                             24,828,120
                                                                        ---------------
               Engineering and Construction                     2.64%
     275,000   Chicago Bridge & Iron Co. N.V.                                 6,932,750
     322,000   Foster Wheeler, Ltd.*                                         11,843,160
     240,000   McDermott International, Inc.*                                10,706,400
                                                                        ---------------
                                                                             29,482,310
                                                                        ---------------
               Entertainment                                    1.21%
     412,500   Bluegreen Corp.*                                               6,517,500
     211,000   Vail Resorts, Inc.*                                            6,969,330
                                                                        ---------------
                                                                             13,486,830
                                                                        ---------------
               Food                                             2.20%
     297,500   Chiquita Brands International, Inc.                            5,952,975
     280,000   Flowers Foods, Inc.                                            7,716,800
     231,650   Lance, Inc.                                                    4,315,640
     164,000   Ralcorp Holdings, Inc.                                         6,545,240
                                                                        ---------------
                                                                             24,530,655
                                                                        ---------------
               Forest Products and Paper                        0.57%
     123,000   Deltic Timber Corp.                                            6,378,780
                                                                        ---------------
               Hand/Machine Tools                               1.30%
     186,000   Lincoln Electric Holdings, Inc.                                7,376,760
     202,500   Regal-Beloit Corp.                                             7,168,500
                                                                        ---------------
                                                                             14,545,260
                                                                        ---------------
               Healthcare - Products                            0.57%
     161,000   Sybron Dental Specialties, Inc.*                               6,409,410
                                                                        ---------------

                      See notes to Schedule of Investments.


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               Healthcare - Services                            0.45%
     238,000   Emeritus Corp.*                                          $     4,986,100
                                                                        ---------------
               Holding Companies - Diversified                  1.19%
      92,000   Leucadia National Corp.                                        4,366,320
     180,000   Walter Industries, Inc.                                        8,949,600
                                                                        ---------------
                                                                             13,315,920
                                                                        ---------------
               Home Builders                                    3.27%
   1,190,000   Cavalier Homes, Inc.*                                          7,675,500
     557,500   Champion Enterprises, Inc.*                                    7,627,200
     640,000   Fleetwood Enterprises, Inc.*                                   7,904,000
     300,000   Levitt Corp.                                                   6,822,000
     242,500   WCI Communities, Inc.*                                         6,511,125
                                                                        ---------------
                                                                             36,539,825
                                                                        ---------------
               Household Products                               0.97%
     292,500   ACCO Brands Corp.*                                             7,166,250
     170,000   Water Pik Technologies, Inc.*                                  3,649,900
                                                                        ---------------
                                                                             10,816,150
                                                                        ---------------
               Insurance                                        2.21%
     387,500   Conseco, Inc.*                                                 8,978,375
     482,500   Crawford & Co.                                                 2,779,200
      80,000   Fidelity National Financial, Inc.                              2,943,200
     480,000   Meadowbrook Insurance Group, Inc.*                             2,803,200
     525,000   The Phoenix Companies, Inc.                                    7,161,000
                                                                        ---------------
                                                                             24,664,975
                                                                        ---------------
               Iron/Steel                                       3.17%
     250,000   Allegheny Technologies, Inc.                                   9,020,000
     313,000   Chaparral Steel Co.*                                           9,468,250
     300,000   Oregon Steel Mills, Inc.*                                      8,826,000
     332,500   Ryerson, Inc.                                                  8,086,400
                                                                        ---------------
                                                                             35,400,650
                                                                        ---------------
               Lodging                                          2.84%
     252,500   Aztar Corp.*                                                   7,673,475
     180,500   Gaylord Entertainment Co.*                                     7,867,995
     282,000   Marcus Corp.                                                   6,627,000
     270,000   Orient-Express Hotels, Ltd.                                    8,510,400
     117,200   Red Lion Hotels Corp.*                                         1,048,940
                                                                        ---------------
                                                                             31,727,810
                                                                        ---------------
               Machinery - Construction and Mining              2.10%
     155,500   Bucyrus International, Inc.                                    8,194,850
     150,000   Joy Global, Inc.                                               6,000,000
     156,000   Terex Corp.*                                                   9,266,400
                                                                        ---------------
                                                                             23,461,250
                                                                        ---------------
               Machinery - Diversified                          4.51%
     190,000   Albany International Corp.                                     6,870,400
     770,000   Flow International Corp.*                                      6,483,400
     206,500   Flowserve Corp.*                                               8,169,140
     164,000   Gardner Denver, Inc.*                                          8,085,200
     935,000   Global Power Equipment Group, Inc.*                            4,226,200
     141,000   Manitowoc Company, Inc.                                        7,081,020
     128,000   Sauer-Danfoss, Inc.                                            2,407,680
     260,000   Wabtec Corp.                                                   6,994,000
                                                                        ---------------
                                                                             50,317,040
                                                                        ---------------

                      See notes to Schedule of Investments.


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               Media                                            0.58%
     662,500   Gray Television, Inc.                                    $     6,505,750
                                                                        ---------------
               Metal Fabricate/Hardware                         4.01%
     390,000   AM Castle & Co.*                                               8,517,600
     272,500   CIRCOR International, Inc.                                     6,992,350
     222,000   Commercial Metals Co.                                          8,333,880
     367,500   RBC Bearings, Inc.*                                            5,971,875
     247,000   Timken Co.                                                     7,908,940
     210,000   Valmont Industries, Inc.                                       7,026,600
                                                                        ---------------
                                                                             44,751,245
                                                                        ---------------
               Mining                                           1.37%
     427,500   Brush Engineered Materials, Inc.*                              6,797,250
     280,000   Compass Minerals International, Inc.                           6,871,200
     135,000   Oglebay Norton Co.*                                            1,653,750
                                                                        ---------------
                                                                             15,322,200
                                                                        ---------------
               Miscellaneous Manufacturing                      4.07%
     127,500   Actuant Corp.                                                  7,114,500
     134,000   The Brink's Co.                                                6,419,940
     233,000   EnPro Industries, Inc.*                                        6,279,350
     190,000   Freightcar America, Inc.                                       9,135,200
     415,000   GP Strategies Corp.*                                           3,386,400
     425,000   Hexcel Corp.*                                                  7,671,250
     650,000   Jacuzzi Brands, Inc.*                                          5,460,000
                                                                        ---------------
                                                                             45,466,640
                                                                        ---------------
               Oil and Gas                                     11.50%
     465,000   Bois d' Arc Energy, Inc.*                                      7,374,900
     320,000   Carrizo Oil & Gas, Inc.*                                       7,907,200
     202,000   Cimarex Energy Co.*                                            8,688,020
     430,000   Compton Petroleum Corp.*                                       6,321,000
     257,500   Comstock Resources, Inc.*                                      7,856,325
     200,000   Encore Acquisition Co.*                                        6,408,000
   1,195,000   Gasco Energy, Inc.*                                            7,803,350
     300,000   Goodrich Petroleum Corp.*                                      7,545,000
     307,500   KCS Energy, Inc.*                                              7,447,650
     270,000   McMoRan Exploration Co.*                                       5,337,900
     805,000   Parker Drilling Co.*                                           8,718,150
     400,000   Pioneer Drilling Co.*                                          7,172,000
     160,000   Plains Exploration & Production Co.*                           6,356,800
     190,000   Quicksilver Resources, Inc.*                                   7,981,900
     400,000   Range Resources Corp.                                         10,536,000
     197,500   Remington Oil & Gas Corp.*                                     7,208,750
     373,100   Westside Energy Corp.*                                         1,305,850
     160,000   Whiting Petroleum Corp.*                                       6,400,000
                                                                        ---------------
                                                                            128,368,795
                                                                        ---------------

                      See notes to Schedule of Investments.


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               Oil and Gas Services                             7.65%
     440,000   Allis-Chalmers Energy, Inc.*                             $     5,478,000
     335,000   Dresser-Rand Group, Inc.*                                      8,100,300
     212,000   FMC Technologies, Inc.*                                        9,099,040
      45,000   Hercules Offshore, Inc.*                                       1,278,450
     242,500   Hornbeck Offshore Services, Inc.*                              7,929,750
     415,000   Infinity Energy Resources, Inc.*                               2,888,400
     174,000   Lufkin Industries, Inc.                                        8,677,380
     310,000   Natural Gas Services Group, Inc.*                              5,257,600
     342,500   RPC, Inc.                                                      9,021,450
     307,900   Superior Well Services, Inc.*                                  7,315,704
     190,000   Universal Compression Holdings, Inc.*                          7,812,800
     215,000   Veritas DGC, Inc.*                                             7,630,350
     342,500   Willbros Group, Inc.*                                          4,945,700
                                                                        ---------------
                                                                             85,434,924
                                                                        ---------------
               Packaging and Containers                         0.72%
     412,500   Crown Holdings, Inc.*                                          8,056,125
                                                                        ---------------
               Pipelines                                        0.70%
     167,000   Western Gas Resources, Inc.                                    7,864,030
                                                                        ---------------
               Real Estate                                      0.42%
      70,000   The St. Joe Co.                                                4,705,400
                                                                        ---------------
               Retail                                           5.52%
     462,000   AFC Enterprises, Inc.                                          6,985,440
     295,000   Dillard's, Inc.                                                7,321,900
     272,500   Eddie Bauer Holdings, Inc.*                                    4,087,500
     156,000   IHOP Corp.                                                     7,317,960
     110,000   Lone Star Steakhouse & Saloon, Inc.                            2,611,400
     375,000   Movado Group, Inc.                                             6,862,500
     590,000   Retail Ventures, Inc.*                                         7,339,600
     214,000   Stage Stores, Inc.                                             6,372,920
     295,000   The Steak N Shake Co.*                                         5,000,250
     415,000   Triarc Companies, Inc.                                         6,947,100
      54,000   Triarc Companies, Inc., Class B                                  801,900
                                                                        ---------------
                                                                             61,648,470
                                                                        ---------------
               Savings and Loans                                1.81%
     455,000   BankAtlantic Bancorp, Inc.                                     6,370,000
     140,000   Citizens First Bancorp, Inc.                                   3,301,200
     180,000   Home Federal Bancorp, Inc.                                     2,187,000
     305,000   NewAlliance Bancshares, Inc.                                   4,434,700
     135,000   TierOne Corp.                                                  3,970,350
                                                                        ---------------
                                                                             20,263,250
                                                                        ---------------
               Software                                         0.72%
     309,000   MoneyGram International, Inc.                                  8,058,720
                                                                        ---------------
               Transportation                                   2.10%
     150,000   Atlas Air Worldwide Holdings, Inc.*                            6,750,000
     324,000   Kansas City Southern*                                          7,915,320
     128,500   Providence and Worcester Railroad Co.                          1,914,650
     620,000   RailAmerica, Inc.*                                             6,813,800
                                                                        ---------------
                                                                             23,393,770
                                                                        ---------------

                      See notes to Schedule of Investments.


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

   NUMBER
 OF SHARES                                                                   VALUE
------------                                                            ---------------
               Trucking and Leasing                             0.74%
     115,000   Amerco, Inc.*                                            $     8,285,750
                                                                        ---------------
               Total Common Stocks
               (cost $903,027,254)                                        1,095,431,062
                                                                        ---------------
   Principal
      Amount
---------------
               SHORT-TERM INVESTMENTS                           1.90%

$  7,987,100   American Family Demand Note, 4.03%                       $     7,987,100
  13,242,600   US Bank Demand Note, 4.13%                                    13,242,600
                                                                        ---------------
               Total Short-Term Investments
               (cost $21,229,700)                                            21,229,700
                                                                        ---------------
               Total Investments                               99.99%
               (cost $924,256,954)                                        1,116,660,762

               Other Assets less Liabilities                    0.01%           116,600
                                                                        ---------------
               NET ASSETS                                     100.00%   $ 1,116,777,362
                                                                        ===============

                             * NON-INCOME PRODUCING.

                      PERCENTAGES ARE BASED ON NET ASSETS.

                      See notes to Schedule of Investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

1.   ORGANIZATION

          The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

          a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

          b) Other - Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds.

                        KEELEY SMALL CAP VALUE FUND, INC.
                NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
                                December 31, 2005
                                   (Unaudited)

3.   FEDERAL INCOME TAX INFORMATION

          At December 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

             Cost of Investments                                 $  924,414,985
                                                                 ==============

             Gross Unrealized Appreciation                       $  224,248,916
             Gross Unrealized Depreciation                          (32,003,139)
                                                                 --------------
             Net Unrealized Appreciation on Investments          $  192,245,777
                                                                 ==============

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.

By:  /s/ John L. Keeley, Jr.
     ----------------------------
     John L. Keeley, Jr.
     President

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John L. Keeley, Jr.
     ----------------------------
     John L. Keeley, Jr.
     President

Date: February 28, 2006

By:  /s/ Emily Viehweg
     ----------------------------
     Emily Viehweg
     Treasurer

Date: February 28, 2006